Contract revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2025					2024
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$5,671	$4,393	$103	$(70)	$10,097	$5,204	$4,103	$105	$(68)	$9,344
Investment management and performance fees	—	11	3,086	(14)	3,083	—	7	3,149	(13)	3,143
Financing-related fees	55	27	1	—	83	51	24	1	—	76
Distribution and servicing fees	4	(133)	275	—	146	4	(123)	275	2	158
Investment and other revenue	291	278	(429)	(6)	134	248	251	(379)	4	124
Total fee and other revenue – contract revenue	6,021	4,576	3,036	(90)	13,543	5,507	4,262	3,151	(75)	12,845
Fee and other revenue – not in scope of ASC 606 (a)(b)	999	328	48	184	1,559	941	273	62	173	1,449
Total fee and other revenue	$7,020	$4,904	$3,084	$94	$15,102	$6,448	$4,535	$3,213	$98	$14,294
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $34 million in 2025 and $13 million in 2024.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2023
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,959	$3,805	$99	$(63)	$8,800
Investment management and performance fees	—	8	3,067	(12)	3,063
Financing-related fees	37	14	1	—	52
Distribution and servicing fees	6	(98)	241	—	149
Investment and other revenue	236	207	(323)	1	121
Total fee and other revenue – contract revenue	5,238	3,936	3,085	(74)	12,185
Fee and other revenue – not in scope of ASC 606 (a)(b)	791	224	(98)	248	1,165
Total fee and other revenue	$6,029	$4,160	$2,987	$174	$13,350
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $2 million in 2023.